Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Schedule of segment operating

	For the Year Ended December 31, 2025
	Core	Europe	Intersegment	Consolidated
	Markets	Acquisition	eliminations	Total

	RMB
Net revenues	3,335,739	625,378	(2,256)	3,958,861
Cost of revenues	(2,033,954)	(401,595)	1,893	(2,433,656)
Excise tax on products	(341,595)	—	—	(341,595)
Gross profit	960,190	223,783	(363)	1,183,610

Schedule of revenue by geography area

	For the year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total Revenue:
Mainland China	1,357,884	1,152,782	1,209,356
Hong Kong(i)	—	966,627	1,348,850
UK	—	—	468,017
Other International Areas(ii)	228,513	629,167	932,638
	1,586,397	2,748,576	3,958,861

(i)The Group enhanced its disaggregation of revenue by segmenting Hong Kong separately from Mainland China to align with its overall international strategy during the year ended December 31, 2025, and the revenue for the years ended December 31, 2023 and 2024 has been retrospectively reclassified. Revenue from goods sold in Hong Kong is based on re-export or transshipment, and none of the Group’s products are distributed or sold in Hong Kong.

(ii)Other International Areas primarily include North Asia, Indonesia and other regions.

Schedule of long-lived assets by geography area

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB
Long-lived Assets:
Mainland China	62,747	75,594
Hong Kong	59,845	60,105
UK	—	913,637
Other International Areas(i)	64,682	59,397
	187,274	1,108,733

(i)Other International Areas primarily include North Asia, Indonesia, and other regions.